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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07564

Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS January 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                              COUPON       MATURITY
THOUSANDS                                                                               RATE          DATE          VALUE
---------                                                                              ------       --------     -----------
             CALIFORNIA TAX - EXEMPT MUNICIPAL BONDS (134.1%)
             GENERAL OBLIGATION (20.7%)
             California,
  $ 5,000        Various Purpose Dtd 04/01/02                                           6.00%       04/01/19     $ 6,033,900
    1,375        Various Purpose Dtd 04/01/93                                           5.90        04/01/23       1,381,875
             Coast Community College District,
    2,500        Ser 2003 A (MBIA)                                                      5.00        08/01/23       2,682,375
    5,000        Ser 2003 A (MBIA)                                                      5.00        08/01/27       5,270,650
    3,000    Los Angeles Community College District, Election 2001 Ser A
                 (MBIA)                                                                 5.00        06/01/26       3,125,760
    6,900    Poway Unified School District, 2002 Ser A  (MBIA)                          5.00        08/01/27       7,273,497
    3,000    San Diego Unified School District, 2002 Ser D (FGIC)                       5.25        07/01/24       3,393,900
    1,000    Washington Unified School District, Election 2004 Ser A (FGIC)             5.00        08/01/21       1,081,190
  -------                                                                                                        -----------
   27,775                                                                                                         30,243,147
  -------                                                                                                        -----------

             EDUCATIONAL FACILITIES REVENUE (6.8%)
    1,240    ABAG Finance Authority for Nonprofit Corporations, California
                 School of Mechanical Art - Lick-Wilmeading High School
                 Ser 2002                                                               5.25        10/01/26       1,299,867
    5,000    California Educational Facilities Authority, Carnegie Institute of
                 Washington 1993 Ser A                                                  5.60        10/01/23       5,061,100
    1,400    California State University, Ser 2003 A (FGIC)                             5.25        11/01/21       1,552,572
    2,000    University of California, Multiple Purpose Ser Q                           5.00        09/01/31       2,078,820
  -------                                                                                                        -----------
    9,640                                                                                                          9,992,359
  -------                                                                                                        -----------

             ELECTRIC REVENUE (15.6%)
    5,000    California Department of Water Resources, Power Supply
                 Ser 2002 A (XLCA)                                                     5.375        05/01/17       5,578,149
    3,000    Los Angeles Department of Water & Power,
                 2003 Ser A Subser A-2 (MBIA)**                                         5.00        07/01/22       3,229,380
    2,000        2001 Ser A                                                             5.00        07/01/24       2,069,120
    4,000    Modesto Irrigation District, Ser 2001 A COPs (FSA)                         5.00        07/01/31       4,133,200
             Santa Clara,
    2,610        Sub Ser 2003 A (MBIA)                                                  5.00        07/01/23       2,799,695
    2,735        Sub Ser 2003 A (MBIA)                                                  5.00        07/01/24       2,925,712
    2,000    Turlock Irrigation District, Refg 1998 Ser A (MBIA)                        5.00        01/01/26       2,102,300
  -------                                                                                                        -----------
   21,345                                                                                                         22,837,556
  -------                                                                                                        -----------

             HOSPITAL REVENUE (9.4%)
             California Health Facilities Financing Authority,
    2,555        Catholic Healthcare West 2004 Ser G                                    5.25        07/01/23       2,654,926
    3,000        Cedars-Sinai Medical Center Ser 1997 A (MBIA)                          5.25        08/01/27       3,202,800
    5,000    California Infrastructure & Economic Development Bank, Kaiser
                 Ser 2001 A                                                             5.55        08/01/31       5,307,950
    2,500    Central California Joint Powers Health Financing Authority,
  -------        Community Hospitals of Central California Ser 2000 COPs                6.00        02/01/30       2,611,350
                                                                                                                 -----------
   13,055                                                                                                         13,777,026
  -------                                                                                                        -----------

             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (1.9%)
   2,500     California Pollution Control Financing Authority, San Diego Gas &
  -------        Electric Co 1996 Ser A                                                 5.90        06/01/14       2,810,200
                                                                                                                 -----------

             MORTGAGE REVENUE - SINGLE FAMILY (3.4%)
    4,910    California Housing Finance Agency, Home 1993 Ser B                         5.65        08/01/14       4,964,894
  -------                                                                                                        -----------

             PUBLIC FACILITIES REVENUE (16.6%)
             California Public Works Board,

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
    2,000        Mental Health 2004 Ser A                                               5.00        06/01/24       2,091,700
    2,965        Mental Health 2004 Ser A                                               5.00        06/01/25       3,087,128
    4,000    Irvine Unified School District - Community Facilities District #86-1,
                 Special Tax Ser 1998 (Ambac)                                           5.00        11/01/19       4,338,960
    5,000    Los Angeles County Public Works Financing Authority, Proj IV
                 (MBIA)                                                                 5.25        12/01/16       5,060,250
    3,000    Sacramento City Financing Authority, 2003 Capital Improvemnet
                 (Ambac)                                                                5.00        12/01/33       3,129,270
    2,000    San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)              5.00        06/01/37       2,065,920
    1,000    Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)              5.00        09/01/30       1,045,270
             Puerto Rico Public Buildings Authority
    3,000        2002 Ser D (Ambac)                                                     0.00#       07/01/30       2,250,090
    1,000        Ser J (Mandatory Tender 07/01/12)                                      5.00        07/01/36       1,102,360
  -------                                                                                                        -----------
   23,965                                                                                                         24,170,948
  -------                                                                                                        -----------

             RECREATIONAL FACILITIES REVENUE (1.5%)
    2,000    California State University, Fresno Event Center Sr Ser 2002               6.00        07/01/22       2,124,300
  -------                                                                                                        -----------

             RESOURCE RECOVERY REVENUE (3.6%)
    5,000    University of California, Ser 2003 A (Ambac)                               5.00        05/15/33       5,218,500
  -------                                                                                                        -----------

             TAX ALLOCATION REVENUE (13.4%)
    2,100    Burbank Public Financing Authority, Golden State Redevelopment
                 2003 Ser A (Ambac)                                                     5.25        12/01/21       2,310,840
    2,000    Milpitas Redevelopment Agency, Area No. 1 Ser 2003 (MBIA)                  5.00        09/01/22       2,137,280
    5,090    Poway Redevelopment Agency, Pagway Redevelopment DRIVERS
                 Ser 372 (MBIA)                                                        8.354++      06/15/11       5,978,510
    7,000    Rosemead Redevelopment Agency, Project No. 1 Ser 1993 A                    5.60        10/01/33       7,040,880
    2,000    San Diego Redevelopment Agency, Center City Ser 2004 A
  -------        (XLCA)                                                                 5.00        09/01/23       2,129,160
                                                                                                                 -----------
   18,190                                                                                                         19,596,670
  -------                                                                                                        -----------

             TRANSPORTATION FACILITIES REVENUE (12.1%)
   10,000    Foothill/Eastern Transportation Corridor Agency, Ser 1999                  0.00##      01/15/27       8,272,600
    2,000    Los Angeles, Harbor Department 1996 Ser B (AMT) (MBIA)                    5.375        11/01/19       2,089,300
    3,000    Port of Oakland, Refg Ser N (AMT) (MBIA)                                   5.00        11/01/22       3,142,020
    4,000    San Jose, Airport Ser 2001 A (FGIC)                                        5.00        03/01/31       4,119,200
  -------                                                                                                        -----------
   19,000                                                                                                         17,623,120
  -------                                                                                                        -----------

             WATER & SEWER REVENUE (25.4%)
    2,000    California Department of Water Resources, Central Valley Ser Y
                 (FGIC)                                                                 5.25        12/01/19       2,228,360
    2,000    Los Angeles, Wastewater Refg Ser 2003 B (FSA)                              5.00        06/01/22       2,152,340
    4,000    Los Angeles Department of Water & Power, Water 2001 Ser A                 5.125        07/01/41       4,138,760
    8,400    Metropolitan Water District of Southern California, 2003
                 Ser B-2 (FGIC)                                                         5.00        10/01/27       8,861,665
             Riverside,
    2,000        Water Ser 2001 (FGIC)                                                  5.00        10/01/26       2,109,040
    2,000        Water Ser 2001 (FGIC)                                                  5.00        10/01/31       2,087,660
    4,000    Sacramento County Sanitation Districts Financing Authority, Refg
                 Ser 2001 (Ambac)                                                       5.00        12/01/27       4,168,200
    2,000    San Diego County Water Authority, Ser 2004 A COPs (FSA)                    5.00        05/01/29       2,105,620
    4,000    San Diego Public Facilities Authority, Sewer Ser 1993 A                    5.25        05/15/20       4,025,880
    5,000    San Francisco Public Utilities Commission, Water Refg Ser A 2001
  -------        (FSA)                                                                  5.00        11/01/31       5,183,550
                                                                                                                 -----------
   35,400                                                                                                         37,061,075
  -------                                                                                                        -----------

             OTHER REVENUE (3.7%)
    5,000    California Economic Recovery, Ser 2004 A                                   5.00        07/01/16       5,429,050
  -------                                                                                                        -----------

  187,780    TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (COST $184,909,598)                                     195,848,845
  -------                                                                                                        -----------

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
             CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.8%)
    1,000    California Department of Water Resources, Power Supply
                 Ser 2002 B (Demand 02/01/05)                                           1.88*       05/01/22       1,000,000
      200    Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992
---------        (Demand 02/01/05)                                                      1.82*       10/01/22         200,000
                                                                                                                ------------
             TOTAL CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
    1,200        (COST $1,200,000)                                                                                 1,200,000
---------                                                                                                       ------------

$ 188,980    TOTAL INVESTMENTS (COST $186,109,598) (a) (b)                             134.9%                    197,048,845
=========

             OTHER ASSETS IN EXCESS OF LIABILITIES                                       2.8                       4,089,209

             PREFERRED SHARES OF BENEFICIAL INTEREST                                   (37.7)                    (55,040,887)
                                                                                       -----                    ------------

             NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                              100.0%                   $146,097,167
                                                                                       =====                    ============

----------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT         Alternative Minimum Tax.

COPs        Certificates of Participation.

DRIVERS     Derivative Inverse Tax-Exempt Receipts.

# Currently a zero coupon security; will convert to 5.45% on July 1, 2012.

## Currently a zero coupon security; will convert to 5.875% on July 15, 2009.

++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $5,978 510, which represents 4.1% of net asset applicable to common shareholders.

*           Current coupon of variable rate demand obligation.

** This security has been physically segregated in connection with open futures contracts in an amount equal to $234,000.

(a) Securities have been designated as collateral in an amount equal to $39,143,814 in connection with the open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,954,905 and the aggregate gross unrealized depreciation is $15,658, resulting in net unrealized appreciation of $10,939,247.

Bond Insurance:

   Ambac    Ambac Assurance Corporation.

   FGIC     Financial Guaranty Insurance Company.

   FSA      Financial Security Assurance Inc.

   MBIA     Municipal Bond Investors Assurance Corporation.

   XLCA     XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2005:

NUMBER OF                   DESCRIPTION, DELIVERY        UNDERLYING FACE   UNREALIZED
CONTRACTS  LONG/SHORT          MONTH AND YEAR            AMOUNT AT VALUE  DEPRECIATION
---------  ----------  --------------------------------  ---------------  ------------
   240       Short        U.S. Treasury Notes 5 year,
                                  March 2005              $(26,220,000)    $(124,409)

                          U.S. Treasury Notes 10 year,
   120       Short                March 2005               (13,471,876)     (190,643)
                                                                           ---------

                       Total unrealized depreciation...                    $(315,052)
                                                                           =========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       3